Fair value of financial instrument - Summary of Quantitative Information About Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Parenthetical) (Detail) - Level 3 [member] - CAD ($)
$ / shares in Units, $ in Millions
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value inputs application on par value	$ 100
Discounted cash flow [member] | Liquidity discounts [member] | Private equities hedge fund investments and related equity derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value of securities with liquidity discount inputs	$ 385	$ 286